Commitments and Contingencies - Additional Information (Details) BRL in Millions		12 Months Ended
	Aug. 21, 2013 USD ($)	Aug. 25, 2017 USD ($)	Aug. 26, 2016 USD ($)	Aug. 28, 2015 USD ($)	Aug. 25, 2017 BRL	Aug. 26, 2016 BRL	Dec. 05, 2014 USD ($)	Dec. 12, 2013 USD ($)	Dec. 12, 2013 BRL	Aug. 30, 2013 USD ($)	Feb. 23, 2012 USD ($)	Feb. 23, 2012 BRL
Loss Contingencies [Line Items]
Rental expense		$ 2,900,000	$ 2,400,000	$ 2,400,000
Provision for any potential loss		0
Amount received from escrow account							$ 30,500,000
SMART Brazil
Loss Contingencies [Line Items]
Tax assessment amount		$ 4,600,000	$ 4,100,000		BRL 14.4	BRL 13.3		$ 1,100,000	BRL 3.6		$ 37,400,000	BRL 117.0
Incorrect product classification code, import duty											0.00%	0.00%
Percentage of recovery of import duty on product classification											8.00%	8.00%
Administrative penalty amount											$ 1,900,000	BRL 6.0
Percentage of administrative penalty								1.00%	1.00%
SMART Brazil | DRAM
Loss Contingencies [Line Items]
Percentage of import duty on product classification								0.00%	0.00%
SMART Brazil | Flash
Loss Contingencies [Line Items]
Percentage of import duty on product classification								0.00%	0.00%
SanDisk
Loss Contingencies [Line Items]
Indemnification obligations secured in escrow										$ 30,500,000
Escrow termination date		Aug. 22, 2014
Indemnification obligation deductible amount	$ 1,800,000
Indemnification obligation cap										$ 60,900,000
Amount received from escrow account							$ 30,500,000